Schedule of Investments

ARK Israel Innovative Technology ETF

October 31, 2024 (Unaudited)

Investments	Shares	Value

COMMON STOCKS–99.0%

Aerospace & Defense - 4.6%
Bet Shemesh Engines Holdings 1997 Ltd. (Israel)*	29,083	$2,303,781
Elbit Systems Ltd. (Israel)	9,894	2,264,884
Total Aerospace & Defense		4,568,665

Automobile Components - 2.3%
Mobileye Global, Inc., Class A (Israel)*	164,739	2,242,098

Biotechnology - 2.8%
Compugen Ltd. (Israel)*	514,891	831,859
UroGen Pharma Ltd.*	161,859	1,984,391
Total Biotechnology		2,816,250

Communications Equipment - 6.2%
AudioCodes Ltd. (Israel)	213,739	1,968,536
Gilat Satellite Networks Ltd. (Israel)*	420,231	2,199,909
Ituran Location and Control Ltd. (Israel)	76,663	2,049,202
Total Communications Equipment		6,217,647

Diversified Telecommunication - 2.3%
Bezeq The Israeli Telecommunication Corp. Ltd. (Israel)	1,800,293	2,312,869

Electronic Equipment, Instruments & Components - 4.4%
Nayax Ltd. (Israel)*	77,918	2,294,498
Telsys Ltd. (Israel)	43,871	2,126,929
Total Electronic Equipment, Instruments & Components		4,421,427

Entertainment - 2.2%
Playtika Holding Corp.	277,266	2,170,993

Health Care Equipment & Services - 2.0%
Nano-X Imaging Ltd. (Israel)*	346,716	1,965,880

Health Care Equipment & Supplies - 4.1%
Brainsway Ltd. (Israel)*(a)	201,670	2,016,700
Inmode Ltd.*	123,240	2,104,939
Total Health Care Equipment & Supplies		4,121,639

Hotels, Restaurants & Leisure - 2.9%
Fattal Holdings 1998 Ltd. (Israel)*	19,281	2,436,804
Isrotel Ltd. (Israel)*	20,872	423,369
Total Hotels, Restaurants & Leisure		2,860,173

Interactive Media & Services - 2.0%
Taboola.com Ltd. (Israel)*	584,664	1,941,084

IT Services - 6.6%
Matrix IT Ltd. (Israel)	111,805	2,247,504
One Software Technologies Ltd. (Israel)	157,421	2,330,477
Wix.com Ltd. (Israel)*	11,838	1,978,366
Total IT Services		6,556,347

Machinery - 2.0%
Stratasys Ltd.*	279,234	1,996,523

Media - 2.1%
Perion Network Ltd. (Israel)*	261,672	2,132,627

Pharmaceuticals - 4.2%
MediWound Ltd. (Israel)*	115,765	2,095,347
Teva Pharmaceutical Industries Ltd. (Israel)*(a)	115,966	2,138,413
Total Pharmaceuticals		4,233,760
Investments	Shares	Value

Professional Services - 7.3%
Danel Adir Yeoshua Ltd. (Israel)	23,074	$2,316,387
Fiverr International Ltd.*	91,822	2,686,712
Hilan Ltd. (Israel)	41,584	2,279,887
Total Professional Services		7,282,986

Semiconductors & Semiconductor Equipment - 8.0%
Camtek Ltd. (Israel)	25,094	1,996,479
Nova Ltd. (Israel)*	11,032	2,044,230
Qualitau Ltd. (Israel)	47,549	1,956,466
Tower Semiconductor Ltd. (Israel)*	47,721	2,002,373
Total Semiconductors & Semiconductor Equipment		7,999,548

Software - 28.5%
Cellebrite DI Ltd. (Israel)*	115,072	2,088,557
Check Point Software Technologies Ltd. (Israel)*	10,150	1,758,082
Cognyte Software Ltd. (Israel)*	301,828	1,958,864
CyberArk Software Ltd.*	7,104	1,964,398
JFrog Ltd. (Israel)*	68,930	2,011,377
Magic Software Enterprises Ltd. (Israel)	188,458	2,130,050
Monday.com Ltd.*	7,350	2,159,945
Nice Ltd. (Israel)*(a)	11,695	2,031,421
Pagaya Technologies Ltd., Class A*	184,850	2,129,472
Radware Ltd. (Israel)*	90,431	2,035,602
Riskified Ltd., Class A*	455,206	2,034,771
Sapiens International Corp. NV (Israel)	57,167	2,108,319
SimilarWeb Ltd. (Israel)*	234,799	2,045,099
WalkMe Ltd. (Israel)*	145,813	2,034,091
Total Software		28,490,048

Wireless Telecommunication Services - 4.5%
Cellcom Israel Ltd. (Israel)*	479,486	2,270,705
Partner Communications Co. Ltd. (Israel)*	532,548	2,266,799
Total Wireless Telecommunication Services		4,537,504
Total Common Stocks
(Cost $95,722,395)		98,868,068
Total Investments–99.0%
(Cost $95,722,395)		98,868,068
Other Assets in Excess of Liabilities–1.0%		1,001,856
Net Assets–100.0%		$99,869,924

*	Non-income producing security
(a)	American Depositary Receipt

Country	Value	% of Net Assets
Israel	$79,635,924	79.7%
United States	19,232,144	19.3
Total Investments	98,868,068	99.0
Other Assets in Excess of Liabilities	1,001,856	1.0
Net Assets	$99,869,924	100.0%

Schedule of Investments (Continued)

ARK Israel Innovative Technology ETF

October 31, 2024 (Unaudited)

Fair Value Measurement

The Fund discloses the fair value of its investments in a hierarchy that distinguishes between: (i) market participant assumptions developed based on market data obtained from sources independent of the Fund (observable inputs) and (ii) the Fund’s own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

• Level 1 — Quoted prices in active markets for identical assets.
• Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
• Level 3 — Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuations as of October 31, 2024, based upon the three levels defined above:

ARK Israel Innovative Technology ETF	Level 1	Level 2	Level 3	Total
Assets
Common Stocks‡	$98,868,068	$–	$–	$98,868,068
Total	$98,868,068	$–	$–	$98,868,068

‡	Please refer to the Schedule of Investments to view securities segregated by industry type.